Operating Lease Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease Right of Use Assets [Abstract]
Schedule of Operating Lease Right of Use Assets

Operating lease right of use assets comprise the following:

	Dec 31, 2023	Dec 31, 2022
Buildings	1,222,461	2,275,718
Vehicles	1,017,170	3,941,983
Less: Accumulated depreciation	(1,215,892)	(2,694,226)
Total	1,023,739	3,523,475

Schedule of Operating Lease Expenses

The following table summarizes the operating lease expenses recorded in the consolidated statement of operations for the years ended on December 31, 2023, 2022 and 2021.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Cost of revenues	2,210,841	3,390,748	886,151
Total	2,210,841	3,390,748	886,151